INVENTORIES	9 Months Ended
Sep. 30, 2015
INVENTORIES [Abstract]
INVENTORIES
NOTE 4: INVENTORIES

a.	Inventories are comprised of the following:

	September 30,	December 31,
	2015	2014
	Unaudited

Raw materials, parts and supplies	$8,036	$8,130
Work in progress	7,515	5,477
Finished products	13,279	11,505

	$28,830	$25,112

b.	Inventory write-offs for the nine months ended September 30, 2015 and 2014, totaled $1,423 and $915, respectively.